Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,934	$ 47
Bitcoin	2,156
Accounts receivable, net of allowance for credit losses of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively	63	152
Prepaid expenses and other current assets	151	166
Total current assets	4,304	365
Deferred transaction costs
Property and equipment, net	84	99
Total assets	4,388	464
Current liabilities:
Accounts payable & accrued expenses	6,161	4,682	[1]
Deferred revenues	428	254
Loan extensions	2,992	2,992
Convertible promissory notes
Loan Payable
PIPE Notes	1,593	1,637	[2]
Yorkville Note	1,911
Deferred underwriter fee payable	3,237	3,525
Loan – related party	2,306
Other current liabilities		283
Total current liabilities	18,628	13,373
Convertible promissory notes
Loan, related party		465
Other long-term liabilities	28	68	[3]
Total liabilities	18,656	13,906
Commitments and contingencies (Note 13)
Temporary equity:
Total temporary equity
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	2	2
Additional paid-in-capital	85,455	77,996	[4]
Treasury stock, at cost, 187,745 and 0 shares at September 30, 2024 and December 31, 2023, respectively	(529)
Accumulated deficit	(99,196)	(91,440)	[5]
Total stockholders’ deficit	(14,268)	(13,442)
Total liabilities, temporary equity, and stockholders’ deficit	$ 4,388	464
Series A-2 Preferred Stock [Member]
Temporary equity:
Total temporary equity
Series A-1 Preferred Stock [Member]
Temporary equity:
Total temporary equity
Restated [Member]
Current assets:
Cash and cash equivalents		47
Bitcoin
Accounts receivable, net of allowance for credit losses of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively		152
Prepaid expenses and other current assets		166
Total current assets		365
Property and equipment, net		99
Total assets		464
Current liabilities:
Accounts payable & accrued expenses		4,965
Deferred revenues		254
Loan extensions		2,992
PIPE Notes		1,637
Yorkville Note
Deferred underwriter fee payable		3,525
Loan – related party		465
Total current liabilities		13,838
Other long-term liabilities		68
Total liabilities		13,906
Commitments and contingencies (Note 13)
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively		2
Additional paid-in-capital		77,996
Treasury stock, at cost, 187,745 and 0 shares at September 30, 2024 and December 31, 2023, respectively
Accumulated deficit		(91,440)
Total stockholders’ deficit		(13,442)
Total liabilities, temporary equity, and stockholders’ deficit		$ 464

[1]	Impact of errors related to: (i) improper cutoff of miscellaneous vendor payables; and (ii) under-accruals related to the year-end bonus and taxes.
[2]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
[3]	Impact of errors related to the valuation of liability-classified warrants.
[4]	Impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
[5]	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations, primarily related to historical adjustments within fair value of convertible debt, warrants and stock-based compensation expense.